Employee Benefits Plan - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of Employee Benefits Expense [Line Items]
Total contribution into the Pension Scheme	¥ 1,043	¥ 985	¥ 598
Bottom of range [member]
Classes of Employee Benefits Expense [Line Items]
Percentage of salary costs contributed to defined contribution retirement schemes	14.00%	12.00%	13.00%
Top of range [member]
Classes of Employee Benefits Expense [Line Items]
Percentage of salary costs contributed to defined contribution retirement schemes	16.00%	16.00%	20.00%